Investment Strategy	Aug. 21, 2026
Emerging Markets AI MAG 3 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of the three largest companies by market capitalization (the “Mag 3”) and in derivative instruments, including swap agreements and forward contracts, on such Mag 3, that are located in, or economically tied, to emerging market countries and derive significant business exposure from artificial intelligence (“AI”)-related activities.

The Fund’s investment strategy focuses on companies within the semiconductor and computing segment of the AI ecosystem, which the Sub-Adviser believes provides the foundational hardware and processing capabilities necessary to power AI infrastructure, AI models, and AI-enabled applications. The Fund intends to invest in a concentrated portfolio consisting of a limited number of issuers that the Sub-Adviser believes are strategically positioned to benefit from increasing demand for AI-related computing and processing capacity.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are both:

(i)	located in emerging market countries or are economically tied to emerging market countries; and
(ii)	materially engage in the design, manufacture, packaging, testing, or supply of AI-related semiconductors, memory chips, processors, graphics processing units ("GPUs"), semiconductor equipment, advanced materials, and related hardware technologies that support the development, deployment, and operation of AI technologies and applications (“Emerging Markets AI Companies”).

For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

A company is considered economically tied to an emerging market country if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from emerging market countries (as described more below). A company is considered economically tied to AI-related semiconductor and computing activities if it derives significant revenues, profits, assets, or business activities from semiconductor, computing, or related hardware technologies that the Sub-Adviser believes are critical to the infrastructure, processing capacity, or computational requirements necessary for the development, deployment, or operation of artificial intelligence technologies and applications. A company is considered economically tied to AI-related activities if: (i) an independent third-party data provider (e.g., Bloomberg BICS or GICS) classifies the company under a sub-industry principally associated with AI-related infrastructure, hardware, or software (e.g., Semiconductors, Semiconductor Materials & Equipment, Technology Hardware, Storage & Peripherals).

The Fund will concentrate its investment exposure (i.e., more than 25% of its total assets) in the information technology industry or groups of industries related to information technology, including the semiconductor industry.

The Fund expects to maintain significant exposure to companies located in, or economically tied, to emerging market countries, including countries in South Korea, Taiwan, China, India, Brazil, Indonesia, Chile, Czech Republic, Egypt, Greece, Hungary, Kuwait, Malaysia, Mexico, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Thailand, Turkey, and United Arab Emirate. (“Emerging Markets”).

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in AI-related industries, revenue exposure to AI infrastructure or applications, research and development intensity, strategic positioning within the AI ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations. In implementing the Fund’s investment strategy, the Sub-Adviser (i) first determines, using the quantitative, qualitative, and thematic factors described here, which companies qualify as “Emerging Markets AI Companies” eligible for inclusion in the Fund’s portfolio (i.e., constructing the eligible universe) and (ii) then invests in the three largest companies by market capitalization from within that eligible universe. The Sub-Adviser exercises discretion to sell a portfolio holding prior to the next scheduled review date when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities, irrespective of whether that holdings remains among the three largest by market capitalization.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including ADRs and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

The Fund may have significant exposure to sectors and industries associated with AI development and adoption, including information technology, communications services, industrials, utilities, energy and consumer discretionary sectors. Because the Fund is thematic and non-diversified, it will invest a significant portion of its assets in a limited number of issuers, countries, and industries.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China. The Fund may also invest in frontier markets securities. “Frontier Markets” are markets in countries that are less economically developed than traditional emerging market countries and that generally have smaller, less liquid, and less mature securities markets.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

In addition, the Sub-Adviser reviews the Fund’s holdings for continued eligibility on a quarterly basis, at which time the Fund’s holdings are reset to the three largest eligible issuers by market capitalization. In the event two or more companies are tied (or are within a de minimis band, i.e., market capitalizations within 1% of one another) for the third position, the Fund will select the issuer with the greater three-month average daily trading volume as a secondary, objective tie-breaking criterion, and if a tie persists, the issuer whose common stock has the longer trading history on its primary exchange. Between quarterly reviews, the Fund may hold fewer than three issuers only temporarily (for example, in connection with a corporate event, delisting, or liquidity constraint affecting a current holding) and will not add a fourth issuer.

As of the date of this Prospectus, the Fund currently intends to invest in or seek exposure to the following companies:(1) Taiwan Semiconductor Manufacturing Company Limited; (2) Samsung Electronics Co., Ltd.; and (3) SK Hynix Inc. Should the Sub-Adviser determine that a different equity security would more appropriately serve the Fund in the future, this Prospectus will be updated to reflect such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies
Emerging Markets Memory ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies that are located in, or economically tied to, emerging market countries and derive significant business exposure from memory-related technologies (“Emerging Markets Memory Companies”).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of Emerging Markets Memory Companies. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund may obtain exposure to Emerging Markets Memory Companies directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

An Emerging Markets Memory Company is a company that is located in, or economically tied to, an emerging market country and derives at least 50% of its assets, revenues, or profits from the design, development, manufacture, production, commercialization, or sale of memory-related technologies and products, including:

●	HBM (High Bandwidth Memory) technology;
●	DRAM (Dynamic Random-Access Memory) technology;
●	SRAM (Static Random-Access Memory) technology;
●	DDRM (Double Data Rate Memory) technology;
●	GDDR (Graphics Double Data Rate Memory) technology;
●	NAND (Not And) flash memory or technology;
●	SSD (Solid-State Drive) technologies that utilize NAND flash;
●	NOR (Not Or) flash technology;
●	HDD (Hard Disk Drive) technology; and
●	Other forms of memory technology.

A company is considered economically tied to an emerging market country if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from one or more emerging market countries.

In constructing the Fund’s portfolio, the Fund’s sub-adviser, EMQQ Global LLC (the “Sub-Adviser”), employs a proprietary security selection methodology to identify Emerging Markets Memory Companies that it believes are leaders within the global memory ecosystem. The Fund generally invests in Emerging Markets Memory Companies that the Sub-Adviser believes possess leading competitive positions based on factors such as market share, production capacity, technological leadership, and revenue exposure to memory-related products and technologies.

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in the memory industry, revenue exposure to memory-related products and technologies, research and development intensity, strategic positioning within the memory ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund expects to maintain significant exposure to companies located in, or economically tied to emerging market countries, including countries in South Korea, Taiwan, China, India, Brazil, Indonesia, Chile, Czech Republic, Egypt, Greece, Hungary, Kuwait, Malaysia, Mexico, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Thailand, Turkey, and United Arab Emirate. (“Emerging Markets”).

The Fund may invest in equity securities of companies of large- and mid- market capitalizations, including common stocks, preferred stocks, convertible securities, depositary receipts (including ADRs and GDRs), and other equity-related instruments.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China. The Fund may also invest in frontier markets securities. Frontier markets are countries that are generally less economically developed than traditional emerging market countries and typically have smaller, less liquid, and less mature securities markets.

Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, countries, industries, or sectors. Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the group of industries related to semiconductors and semiconductor equipment, including industries involved in the development, manufacture, and commercialization of memory semiconductors and memory storage technologies.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when more attractive investment opportunities are identified.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of Emerging Markets Memory Companies.
Emerging Markets Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of Emerging Markets Semiconductor Companies (defined below).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or, are economically tied to, emerging market countries and that derive at least 50% of their revenues or profits from the design, manufacture, packaging, testing, or supply of semiconductors, processors, graphics processing units (“GPUs”), semiconductor equipment, advanced materials, and related hardware technologies (“Emerging Markets Semiconductor Companies”). For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund may obtain exposure to Emerging Markets Semiconductor Companies directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

A company is considered economically tied to an emerging market country if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from emerging market countries (as described more below).

The Fund’s sub-adviser, EMQQ Global LLC (the “Sub-Adviser”), focuses on companies involved in semiconductor-related technologies and products, including:

●	Graphics Processing Units (GPUs)

●	Application-Specific Integrated Circuits (ASICs)

●	Field-Programmable Gate Arrays (FPGAs)

●	Neural Processing Units (NPUs)

●	Central Processing Units (CPUs)

●	Neuromorphic Chips

In constructing the Fund’s portfolio, the Sub-Adviser uses a proprietary security selection methodology to identify Emerging Markets Semiconductor Companies that are leaders within the semiconductor industry. The Sub-Adviser generally invests in Emerging Markets Semiconductor Companies that it believes are leaders, considering factors such as market share and revenue share derived from the sales or production of semiconductor-related products and technologies. The Fund expects to maintain significant exposure to companies located in, or economically tied to, emerging market countries across Asia, Latin America, Eastern Europe, the Middle East, and Africa (“Emerging Markets”).

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in the semiconductor industry, revenue exposure to semiconductor-related products and technologies, research and development intensity, strategic positioning within the semiconductor ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including ADRs and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, countries, industries, or sectors. Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the group of industries comprising the semiconductors and semiconductor equipment industries, including semiconductor manufacturing, packaging, testing, equipment, and materials industries.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China. The Fund may also invest in frontier markets securities. “Frontier Markets” are markets in countries that are less economically developed than traditional emerging market countries and that generally have smaller, less liquid, and less mature securities markets.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or, are economically tied to, emerging market countries and that derive at least 50% of their revenues or profits from the design, manufacture, packaging, testing, or supply of semiconductors, processors, graphics processing units (“GPUs”), semiconductor equipment, advanced materials, and related hardware technologies (“Emerging Markets Semiconductor Companies”).
China AI Tigers LLM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of China AI LLM Companies (defined below) and in derivative instruments, including swap agreements and forward contracts, on such China AI LLM Companies.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in China or are economically tied to China and that derive at least 50% of their assets, revenues, or profits from developing or commercializing artificial intelligence (“AI”) foundation models, large language models (“LLMs”), machine learning systems, cloud AI platforms, AI operating systems, or related software infrastructure (“China AI LLM Companies”). For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

A company is considered economically tied to China if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from China. For purposes of this definition, China includes the People's Republic of China, Hong Kong, and Macau.

The Fund will concentrate its investment exposure (i.e., more than 25% of its total assets) in the information technology industry or groups of industries related to information technology, including the software industry.

The Fund’s sub-adviser, EMQQ Global LLC (the “Sub-Adviser”), focuses on companies involved in the development, commercialization, and deployment of AI foundation models, large language models, machine learning systems, cloud AI platforms, AI operating systems, and related software infrastructure.

In constructing the Fund’s portfolio, the Sub-Adviser uses a proprietary security selection methodology to identify China AI LLM Companies that it believes are leaders within the AI LLM ecosystem. The Fund generally invests in China AI LLM Companies that the Sub-Adviser believes are industry leaders, considering factors such as market share, user adoption, technological capabilities, and revenue exposure derived from AI foundation models, large language models, machine learning systems, cloud AI platforms, AI operating systems, and related software infrastructure. The Fund expects to maintain significant exposure to companies located in, or economically tied to, China.

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in AI LLM-related industries, revenue exposure to AI foundation models, large language models, machine learning systems, cloud AI platforms, AI operating systems, and related software infrastructure, research and development intensity, strategic positioning within the AI LLM ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including ADRs and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

The Fund may have significant exposure to sectors and industries associated with AI development and adoption, including information technology, communication services, consumer discretionary, and other sectors that develop, support, or utilize AI technologies. Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, industries, or sectors.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in China or are economically tied to China and that derive at least 50% of their assets, revenues, or profits from developing or commercializing artificial intelligence (“AI”) foundation models, large language models (“LLMs”), machine learning systems, cloud AI platforms, AI operating systems, or related software infrastructure (“China AI LLM Companies”).
China AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies that are located in China or are economically tied to China and that participate in, enable, support, or benefit from the development and adoption of artificial intelligence (“AI”) technologies.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in China or are economically tied to China and that derive significant revenues, profits, assets, or business exposure from AI-related activities (“China AI Companies”). For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund may obtain exposure to China AI Companies directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

A company is considered economically tied to China if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from China. For purposes of this definition, China includes the People's Republic of China, Hong Kong, and Macau. Companies that are incorporated outside of China, including through variable interest entity (“VIE”) structures or other offshore holding company arrangements, may be considered economically tied to China if they conduct a substantial portion of their operations in, or derive a substantial portion of their revenues, profits, assets, or business activities from, China.

The Fund’s sub-adviser, EMQQ Global LLC (the “Sub-Adviser”), utilizes a proprietary thematic framework based on the “five-layer AI stack” paradigm (the “AI Stack”). This framework categorizes the AI ecosystem into the following five interconnected layers.

1.	Energy and Power Infrastructure Layer – companies that derive significant revenues, profits, or assets from electricity generation, grid infrastructure, cooling systems, industrial power equipment, renewable energy, energy transmission, and other infrastructure supporting AI-related power demand;

2.	Semiconductor and Computing Layer – companies that derive significant revenues, profits, or assets from the design, manufacture, packaging, testing, or supply of semiconductors and related hardware;

3.	Data Center and Networking Infrastructure Layer – companies that derive significant revenues, profits, or assets from data center development and operation, cloud infrastructure, and related digital infrastructure;

4.	AI Models and Platforms Layer – companies developing or commercializing AI foundation models, large language models, machine learning systems, cloud AI platforms, AI operating systems, or related software infrastructure; and

5.	AI Applications Layer – companies that derive significant revenues, profits, or assets from AI-enabled products, services, or operations in sectors such as internet commerce, financial technology, digital advertising, software, autonomous systems, robotics, logistics, healthcare, education, entertainment, cybersecurity, and enterprise productivity, rather than companies that merely “utilize” AI.

In constructing the Fund’s portfolio, the Sub-Adviser uses a proprietary security selection methodology to identify China AI Companies that are leaders within one or more layers of the AI Stack. The Fund generally invests in China AI Companies across the AI Stack and expects to maintain significant exposure to companies located in, or economically tied to, China. The Fund may not invest equally across each of the five layers of the AI Stack and may not invest in every layer at all times. The Fund’s allocations among the layers may vary significantly based on market conditions and the Sub-Adviser’s security selection process.

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in AI-related industries, revenue exposure to AI infrastructure or applications, research and development intensity, strategic positioning within the AI ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), preferred stocks, convertible securities, and other equity-related instruments.

The Fund may have significant exposure to sectors and industries associated with AI development and adoption, including information technology, communication services, industrials, utilities, energy, and consumer discretionary sectors. Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, industries, or sectors. A company is considered economically tied to AI-related activities if: (i) an independent third-party data provider (e.g., Bloomberg BICS or GICS) classifies the company under a sub-industry principally associated with AI-related infrastructure, hardware, or software (e.g., Semiconductors & Semiconductor Equipment, Technology Hardware Storage & Peripherals, Communications Equipment, Electronic Equipment Instruments & Components, Software, Electrical Equipment, and Machinery).

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, ADRs, GDRs, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in China or are economically tied to China and that derive significant revenues, profits, assets, or business exposure from AI-related activities (“China AI Companies”).
Emerging Markets GPU ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of Emerging Markets Graphics Processing Units Companies (defined below).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or, are economically tied to, emerging market countries and that derive at least 50% of their revenues or profits from the design, manufacture, packaging, testing, or supply of graphics processing units (“GPUs”), GPU equipment, advanced materials, and related hardware technologies (“Emerging Markets GPU Companies”). For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund may obtain exposure to Emerging Markets GPU Companies directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

A company is considered economically tied to an emerging market country if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from emerging market countries (as described more below).

The Fund’s sub-adviser, EMQQ Global LLC (the “Sub-Adviser”), focuses on companies involved in semiconductor-related technologies and products, including:

●	Graphics Processing Units (GPUs)

●	Application-Specific Integrated Circuits (ASICs)

●	Field-Programmable Gate Arrays (FPGAs)

●	Neural Processing Units (NPUs)

●	Central Processing Units (CPUs)

●	Neuromorphic Chips

In constructing the Fund’s portfolio, the Sub-Adviser uses a proprietary security selection methodology to identify Emerging Markets GPU Companies that are leaders within the GPU industry. The Sub-Adviser generally invests in Emerging Markets GPU Companies that it believes are leaders, considering factors such as market share and revenue share derived from the sales or production of GPU-related products and technologies. The Fund expects to maintain significant exposure to companies located in, or economically tied to, emerging market countries across Asia, Latin America, Eastern Europe, the Middle East, and Africa (“Emerging Markets”).

In evaluating potential investments, the Sub-Adviser may consider a combination of quantitative, qualitative, and thematic factors, including a company’s participation in the GPU industry, revenue exposure to GPU-related products and technologies, research and development intensity, strategic positioning within the GPU ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including ADRs and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, countries, industries, or sectors. Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the group of industries comprising the semiconductors and semiconductor equipment industries.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. VIE structures are offshore holding company arrangements which allow Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors on exchanges outside of China. The Fund may also invest in frontier markets securities. “Frontier Markets” are markets in countries that are less economically developed than traditional emerging market countries and that generally have smaller, less liquid, and less mature securities markets.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, which will serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and derivative instruments of companies that are located in emerging market countries or, are economically tied to, emerging market countries and that derive at least 50% of their revenues or profits from the design, manufacture, packaging, testing, or supply of graphics processing units (“GPUs”), GPU equipment, advanced materials, and related hardware technologies (“Emerging Markets GPU Companies”).